OTHER RECEIVABLES AND OTHER PAYABLE - Other payables (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Other payables
Deferred payment	R 1,577.4	R 0.0	R 2,194.7	R 1,577.4
Right of recovery payable			69.3	36.3
Dissenting shareholders liability			1,349.7
Other			188.6
Other payables			3,802.3	1,613.7
Reconciliation of the non-current and current portion of the other payables
Other payables			3,802.3	1,613.7
Current portion of other payables			(41.9)
Non-current portion of other payables			R 3,760.4	R 1,613.7
Deferred Payment movement
Balance at the beginning of the year	1,577.4	0.0
Interest charge	148.2	24.1
Loss on revised estimated cash flows	469.1
Deferred Payment on acquisition of subsidiaries		1,553.3
Balance at end of the year	R 2,194.7	R 1,577.4